CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net loss	$ (40,249,781)	$ (44,326,409)	$ (39,908,233)
Other comprehensive income, net of tax
Foreign currency translation adjustments	(5,895,181)	(701,895)	4,578,301
Unrealized gain of available-for-sales securities, net of tax of $ 44,621,498	133,864,495	0	0
Comprehensive income (loss)	87,719,533	(45,028,304)	(35,329,932)
Comprehensive income (loss) attributable to non-controlling interest	(117,409)	716	1,737
Comprehensive income (loss) attributable to Acorn International, Inc.	$ 87,836,942	$ (45,029,020)	$ (35,331,669)